Nature of Operations	6 Months Ended
Jun. 30, 2025
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. (“Camtek” or the “Company”), an Israeli corporation, is jointly controlled 21.0% by Priortech Ltd., an Israeli corporation listed on the Tel-Aviv Stock Exchange and 17.1% by Chroma Ate Inc., a Taiwanese company (“Chroma”). Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing product yield and reliability, and enabling and supporting customers’ latest technologies in the semiconductor fabrication industry.

B.
On June 13, 2025, Israel launched a preemptive attack on Iran, to which Iran responded with ballistic missile and drone attacks. On June 23, 2025, Israel and Iran agreed to a ceasefire, although there is no assurance that the ceasefire will continue.

Currently, the Company’s activities in Israel remain largely unaffected. As of June 30, 2025, the impact of this war on the Company’s results of operations and financial condition included increased shipping costs recorded in the Selling, General and Administrative expenses line item.